United States
           Securities and Exchange Commission
                   Washington, DC 20549


                         Form 13F

                    Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:	3/31/05

Check here if Amendment:  [  ]    Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Managers Investment Group LLC
Address:     800 Connecticut Avenue
             Norwalk, CT 06854

13F File Number:	28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Donald S. Rumery
	----------------
Title:	Treasurer
Phone:	(203) 299-3522

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

Signature, Place and Date of Signing:

/s/ Donald S. Rumery
--------------------
Donald S. Rumery
Norwalk, Connecticut
April 14, 2005

Report Type (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
	reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

13F File Number		Name
----------------	----------------------------------
28-6126			Armstrong Shaw Associates, Inc.
28-7808			Osprey Partners Investment Management, LLC
28-5934			Bramwell Capital Management, Inc.
28-878			Essex Investment Management Company, LLC
28-4496			Kalmar Investment Advisers, Inc.
28-6932			Kern Capital Management LLC
28-1982			Westport Asset Management, Inc.
28-5324			Skyline Asset Management, L.P.
28-1345			Donald Smith & Co., Inc.
28-7802			Veredus Asset Management
28-4099			Loomis Sayles & Co., LP
28-10469		Lazard Asset Management LLC
28-05835		Chicago Equity Partners, LLC
28-2338			Oak Associates, ltd.
28-399			Rexiter Capital Management Limited
       			   (State Street Corporation)
28-5582			First Quadrant, L.P.
28-3869			Rorer Asset Management, LLC
28-5136			Systematic Financial Management, LLP
28-694			J.P. Morgan Investment Management Inc.
28-517			Wellington Management Company, LLP
28-05577		Urdang Investment Management, Inc.
28-4976			Pacific Investment Management Company LLC
28-67075		Jarislowsky, Fraser Limited
28-06695		Northstar Capital Management, Inc.
28-11092		TimesSquare Capital Management, LLC

FORM 13F SUMMARY PAGE

Number of Other Included Managers:		1

Form 13F Information Table Entry Total:		--

Form 13F Information Table Value Total:		--


List of Other Included Managers:
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.		13F File Number		Name
--------	---------------		----------
1		28-04975		Affiliated Managers Group, Inc.